Troubled Debt Restructurings Modifications (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2016 INR (₨)		Mar. 31, 2016 USD ($) [1]	Mar. 31, 2015 INR (₨)		Mar. 31, 2016 USD ($) [1]
Financing Receivable, Modifications [Line Items]
TDR modifications carrying value		₨ 124.0	[1]		₨ 2,194.8	[2]	$ 1.9
Balance of Principal Forgiven		0.0	[1]	$ 0.0	0.0	[2]
Net P&L impact	[3]	40.2	[1]	$ 0.6	185.8	[2]
Retail Loans | Retail Business Banking
Financing Receivable, Modifications [Line Items]
TDR modifications carrying value		19.0			257.5
Balance of Principal Forgiven		0.0			0.0
Net P&L impact	[3]	0.1			9.8
Wholesale loans
Financing Receivable, Modifications [Line Items]
TDR modifications carrying value		38.0			1,937.3
Balance of Principal Forgiven		0.0			0.0
Net P&L impact	[3]	23.1			176.0
Commercial vehicle and construction equipment finance
Financing Receivable, Modifications [Line Items]
TDR modifications carrying value		67.0
Balance of Principal Forgiven		0.0
Net P&L impact	[3]	17.0
Financing Receivable Troubled Debt Restructurings Changes in Amount of Principal Payments
Financing Receivable, Modifications [Line Items]
TDR modifications carrying value	[4]	0.0	[1]		0.0	[2]	0.0
Financing Receivable Troubled Debt Restructurings Changes in Amount of Principal Payments | Retail Loans | Retail Business Banking
Financing Receivable, Modifications [Line Items]
TDR modifications carrying value	[4]	0.0			0.0
Financing Receivable Troubled Debt Restructurings Changes in Amount of Principal Payments | Wholesale loans
Financing Receivable, Modifications [Line Items]
TDR modifications carrying value	[4]	0.0			0.0
Financing Receivable Troubled Debt Restructurings Changes in Amount of Principal Payments | Commercial vehicle and construction equipment finance
Financing Receivable, Modifications [Line Items]
TDR modifications carrying value	[4]	0.0
Financing Receivable Troubled Debt Restructurings Changes in Amount of Interest Payments
Financing Receivable, Modifications [Line Items]
TDR modifications carrying value	[5]	124.0	[1]		2,194.8	[2]	1.9
Financing Receivable Troubled Debt Restructurings Changes in Amount of Interest Payments | Retail Loans | Retail Business Banking
Financing Receivable, Modifications [Line Items]
TDR modifications carrying value	[5]	19.0			257.5
Financing Receivable Troubled Debt Restructurings Changes in Amount of Interest Payments | Wholesale loans
Financing Receivable, Modifications [Line Items]
TDR modifications carrying value	[5]	38.0			1,937.3
Financing Receivable Troubled Debt Restructurings Changes in Amount of Interest Payments | Commercial vehicle and construction equipment finance
Financing Receivable, Modifications [Line Items]
TDR modifications carrying value	[5]	67.0
Financing Receivable Troubled Debt Restructurings Changes in Amount of Principal and Interest Payments
Financing Receivable, Modifications [Line Items]
TDR modifications carrying value		0.0	[1]		0.0	[2]	$ 0.0
Financing Receivable Troubled Debt Restructurings Changes in Amount of Principal and Interest Payments | Retail Loans | Retail Business Banking
Financing Receivable, Modifications [Line Items]
TDR modifications carrying value		0.0			0.0
Financing Receivable Troubled Debt Restructurings Changes in Amount of Principal and Interest Payments | Wholesale loans
Financing Receivable, Modifications [Line Items]
TDR modifications carrying value		0.0			₨ 0.0
Financing Receivable Troubled Debt Restructurings Changes in Amount of Principal and Interest Payments | Commercial vehicle and construction equipment finance
Financing Receivable, Modifications [Line Items]
TDR modifications carrying value		₨ 0.0

[1]	TDR modification during the year ended March 31, 2016 comprised of three cases.
[2]	TDR modification during the year ended March 31, 2015 comprised of six cases.
[3]	Balances reflect charge-offs and/or allowance for credit losses and/or income not recognized/deferred
[4]	TDRs involving changes in the amount of principal payment may include principal forgiveness or deferral of periodic and/or final principal payments.
[5]	TDRs involving changes in the amount of interest payments may involve a reduction in interest rate.